Calvert

Floating-Rate Advantage Fund

December 31, 2019

Schedule of Investments (Unaudited)

Corporate Bonds — 4.2%

Security	Principal Amount (000’s omitted)	Value
Automotive — 0.1%
Panther BF Aggregator 2, L.P./Panther Finance Co., Inc., 6.25%, 5/15/26(1)	$25	$26,985

Business Equipment and Services — 0.2%
Allied Universal Holdco, LLC, 6.625%, 7/15/26 (1)	$25	$26,914
Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.75%, 4/15/26(1)	75	81,657

		$108,571

Containers and Glass Products — 1.5%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)	$750	$769,376

Distribution & Wholesale — 0.0%(2)
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	$25	$25,421

Health Care — 2.2%
Avantor, Inc., 6.00%, 10/1/24(1)	$300	$320,495
HCA, Inc., 5.25%, 4/15/25	750	839,347

		$1,159,842

Radio and Television — 0.2%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	$50	$50,671
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	25	25,671
5.25%, 8/15/27(1)	25	26,204

		$102,546

Total Corporate Bonds (identified cost $2,101,081)		$2,192,741

Exchange-Traded Funds — 1.6%

Security	Shares	Value
Invesco Senior Loan ETF	16,100	$367,402
SPDR Blackstone / GSO Senior Loan ETF	10,750	500,735

Total Exchange-Traded Funds (identified cost $866,581)		$868,137

Senior Floating Rate Loans(3) — 112.2%
Security	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 0.6%
WP CPP Holdings, LLC, Term Loan, 5.68%, (3 mo. USD LIBOR + 3.75%), 4/30/25	$297	$295,140

Security	Principal Amount (000’s omitted)	Value
Automotive — 2.6%
Adient US, LLC, Term Loan, 6.182%, (3 mo. USD LIBOR + 4.25%), 5/6/24	$249	$250,564
Bright Bidco B.V., Term Loan, 5.397%, (USD LIBOR + 3.50%), 6/30/24(4)	168	100,313
Panther BF Aggregator 2 L.P., Term Loan, 5.305%, (1 mo. USD LIBOR + 3.50%), 4/30/26	499	501,759
Thor Industries, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 3.75%), 2/1/26	115	115,473
TI Group Automotive Systems, LLC, Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 6/30/22	381	383,214

		$1,351,323

Building and Development — 2.6%
American Builders & Contractors Supply Co., Inc., Term Loan, 3.799%, (1 mo. USD LIBOR + 2.00%), 1/15/27	$175	$175,381
Brookfield Property REIT, Inc., Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 8/27/25	247	245,641
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 5.049%, (1 mo. USD LIBOR + 3.25%), 8/21/25	320	321,970
Henry Company, LLC, Term Loan, 5.799%, (1 mo. USD LIBOR + 4.00%), 10/5/23	269	270,960
Realogy Group, LLC, Term Loan, 4.049%, (1 mo. USD LIBOR + 2.25%), 2/8/25	163	160,500
Werner FinCo L.P., Term Loan, 5.799%, (1 mo. USD LIBOR + 4.00%), 7/24/24	196	195,990

		$1,370,442

Business Equipment and Services — 12.3%
AlixPartners, LLP, Term Loan, 4.549%, (1 mo. USD LIBOR + 2.75%), 4/4/24	$299	$301,395
Allied Universal Holdco, LLC:
Term Loan, 6.049%, (1 mo. USD LIBOR + 4.25%), 7/10/26	341	343,818
Term Loan, 6.055%, (1 mo. USD LIBOR + 4.25%), 7/10/26	34	34,041
AppLovin Corporation, Term Loan, 5.299%, (1 mo. USD LIBOR + 3.50%), 8/15/25	396	398,971
Brand Energy & Infrastructure Services, Inc., Term Loan, 6.235%, (3 mo. USD LIBOR + 4.25%), 6/21/24	195	195,209
Camelot U.S. Acquisition 1 Co., Term Loan, 5.049%, (1 mo. USD LIBOR + 3.25%), 10/31/26	100	100,729
Ceridian HCM Holding, Inc., Term Loan, 4.799%, (1 mo. USD LIBOR + 3.00%), 4/30/25	494	497,556
Cypress Intermediate Holdings III, Inc., Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), 4/29/24	368	370,136
EIG Investors Corp., Term Loan, 5.669%, (3 mo. USD LIBOR + 3.75%), 2/9/23	269	267,239
Garda World Security Corporation, Term Loan, 6.66%, (3 mo. USD LIBOR + 4.75%), 10/30/26	150	151,063
IG Investment Holdings, LLC, Term Loan, 5.799%, (1 mo. USD LIBOR + 4.00%), 5/23/25	298	299,791
IRI Holdings, Inc., Term Loan, 6.30%, (1 mo. USD LIBOR + 4.50%), 12/1/25	422	414,593
KAR Auction Services, Inc., Term Loan, 4.063%, (1 mo. USD LIBOR + 2.25%), 9/19/26	50	50,321
Kronos Incorporated, Term Loan, 4.909%, (3 mo. USD LIBOR + 3.00%), 11/1/23	981	987,026
KUEHG Corp., Term Loan, 5.695%, (3 mo. USD LIBOR + 3.75%), 2/21/25	267	267,896
Outfront Media Capital, LLC, Term Loan, 3.486%, (1 mo. USD LIBOR + 1.75%), 11/18/26	75	75,502
Pike Corporation, Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), 7/24/26	49	49,229
Prime Security Services Borrower, LLC, Term Loan, 4.944%, (1 mo. USD LIBOR + 3.25%), 9/23/26	396	397,862
SMG US Midco 2, Inc., Term Loan, 4.799%, (1 mo. USD LIBOR + 3.00%), 1/23/25	246	247,160
Spin Holdco, Inc., Term Loan, 5.251%, (3 mo. USD LIBOR + 3.25%), 11/14/22	496	493,702
Trans Union, LLC, Term Loan, 3.549%, (1 mo. USD LIBOR + 1.75%), 11/16/26	73	73,241

Security	Principal Amount (000’s omitted)	Value
WASH Multifamily Laundry Systems, LLC, Term Loan, 5.049%, (1 mo. USD LIBOR + 3.25%), 5/14/22	$215	$210,478
West Corporation, Term Loan, 5.927%, (3 mo. USD LIBOR + 4.00%), 10/10/24	246	208,772

		$6,435,730

Cable and Satellite Television — 4.3%
CSC Holdings, LLC, Term Loan, 3.99%, (1 mo. USD LIBOR + 2.25%), 7/17/25	$400	$401,000
Telenet Financing USD, LLC, Term Loan, 3.99%, (1 mo. USD LIBOR + 2.25%), 8/15/26	500	503,594
Virgin Media Bristol, LLC, Term Loan, 4.24%, (1 mo. USD LIBOR + 2.50%), 1/31/28	450	453,375
Ziggo Secured Finance Partnership, Term Loan, 4.24%, (1 mo. USD LIBOR + 2.50%), 4/15/25	905	907,074

		$2,265,043

Chemicals and Plastics — 3.5%
Alpha 3 B.V., Term Loan, 4.945%, (3 mo. USD LIBOR + 3.00%), 1/31/24	$307	$308,158
Minerals Technologies, Inc., Term Loan, 4.062%, (USD LIBOR + 2.25%), 2/14/24(4)	604	607,369
Momentive Performance Materials, Inc., Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), 5/15/24	348	346,291
PMHC II, Inc., Term Loan, 5.445%, (3 mo. USD LIBOR + 3.50%), 3/31/25	246	219,154
Pregis TopCo Corporation, Term Loan, 5.799%, (1 mo. USD LIBOR + 4.00%), 7/31/26	50	50,094
Univar, Inc., Term Loan, 4.049%, (1 mo. USD LIBOR + 2.25%), 7/1/24	300	301,781

		$1,832,847

Containers and Glass Products — 1.7%
Berlin Packaging, LLC, Term Loan, 4.721%, (USD LIBOR + 3.00%), 11/7/25(4)	$246	$245,107
Berry Global, Inc., Term Loan, 4.215%, (1 mo. USD LIBOR + 2.50%), 7/1/26	75	74,962
Flex Acquisition Company, Inc., Term Loan, 5.091%, (USD LIBOR + 3.00%), 12/29/23(4)	305	303,146
Libbey Glass, Inc., Term Loan, 4.71%, (1 mo. USD LIBOR + 3.00%), 4/9/21	244	200,615
Pelican Products, Inc., Term Loan, 5.24%, (1 mo. USD LIBOR + 3.50%), 5/1/25	74	67,965

		$891,795

Cosmetics/Toiletries — 1.0%
KIK Custom Products, Inc., Term Loan, 5.792%, (1 mo. USD LIBOR + 4.00%), 5/15/23	$550	$542,094

Drugs — 2.0%
Albany Molecular Research, Inc., Term Loan, 5.049%, (1 mo. USD LIBOR + 3.25%), 8/30/24	$196	$195,378
Amneal Pharmaceuticals, LLC, Term Loan, 5.313%, (1 mo. USD LIBOR + 3.50%), 5/4/25	269	243,303
Arbor Pharmaceuticals, Inc., Term Loan, 6.945%, (3 mo. USD LIBOR + 5.00%), 7/5/23	178	158,339
Jaguar Holding Company II, Term Loan, 4.30%, 8/18/22(5)	450	452,938

		$1,049,958

Ecological Services and Equipment — 1.0%
GFL Environmental, Inc., Term Loan, 4.799%, (1 mo. USD LIBOR + 3.00%), 5/30/25	$519	$520,498

Electronics/Electrical — 19.2%
Almonde, Inc., Term Loan, 5.696%, (6 mo. USD LIBOR + 3.50%), 6/13/24	$271	$269,851
Applied Systems, Inc., Term Loan, 5.195%, (3 mo. USD LIBOR + 3.25%), 9/19/24	817	821,044
Avast Software B.V., Term Loan, 4.195%, (3 mo. USD LIBOR + 2.25%), 9/29/23	145	146,533
Banff Merger Sub, Inc., Term Loan, 6.049%, (1 mo. USD LIBOR + 4.25%), 10/2/25	346	342,721
CDW, LLC, Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), 10/13/26	100	100,490
CommScope, Inc., Term Loan, 5.049%, (1 mo. USD LIBOR + 3.25%), 4/6/26	449	452,352
CPI International, Inc., Term Loan, 5.299%, (1 mo. USD LIBOR + 3.50%), 7/26/24	296	285,474

Security	Principal Amount (000’s omitted)	Value
ECI Macola/Max Holding, LLC, Term Loan, 6.195%, (3 mo. USD LIBOR + 4.25%), 9/27/24	$198	$198,494
Epicor Software Corporation, Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), 6/1/22	588	592,369
EXC Holdings III Corp., Term Loan, 5.445%, (3 mo. USD LIBOR + 3.50%), 12/2/24	196	195,750
Hyland Software, Inc., Term Loan, 5.299%, (1 mo. USD LIBOR + 3.50%), 7/1/24	1,059	1,068,811
Infoblox, Inc., Term Loan, 6.299%, (1 mo. USD LIBOR + 4.50%), 11/7/23	245	246,429
Infor (US), Inc., Term Loan, 4.695%, (3 mo. USD LIBOR + 2.75%), 2/1/22	977	982,575
Informatica, LLC, Term Loan, 5.049%, (1 mo. USD LIBOR + 3.25%), 8/5/22	740	744,502
NCR Corporation, Term Loan, 4.30%, (1 mo. USD LIBOR + 2.50%), 8/28/26	225	226,218
Refinitiv US Holdings, Inc., Term Loan, 5.049%, (1 mo. USD LIBOR + 3.25%), 10/1/25	124	124,936
SGS Cayman L.P., Term Loan, 7.32%, (3 mo. USD LIBOR + 5.38%), 4/23/21	65	64,322
SkillSoft Corporation, Term Loan, 6.946%, (3 mo. USD LIBOR + 4.75%), 4/28/21	342	266,169
SolarWinds Holdings, Inc., Term Loan, 4.549%, (1 mo. USD LIBOR + 2.75%), 2/5/24	960	968,163
Solera, LLC, Term Loan, 4.549%, (1 mo. USD LIBOR + 2.75%), 3/3/23	497	499,059
Sutherland Global Services, Inc., Term Loan, 7.32%, (3 mo. USD LIBOR + 5.38%), 4/23/21	279	276,324
Tibco Software, Inc., Term Loan, 5.71%, (1 mo. USD LIBOR + 4.00%), 6/30/26	294	295,808
TTM Technologies, Inc., Term Loan, 9/28/24(5)	200	200,750
Ultimate Software Group, Inc. (The), Term Loan, 5.549%, (1 mo. USD LIBOR + 3.75%), 5/4/26	224	225,934
Ultra Clean Holdings, Inc., Term Loan, 6.299%, (1 mo. USD LIBOR + 4.50%), 8/27/25	86	85,875
Veritas Bermuda, Ltd., Term Loan, 6.323%, (USD LIBOR + 4.50%), 1/27/23 (4)	146	141,063
Vero Parent, Inc., Term Loan, 8.159%, (3 mo. USD LIBOR + 6.25%), 8/16/24	247	237,617

		$10,059,633

Financial Intermediaries — 3.0%
Apollo Commercial Real Estate Finance, Inc., Term Loan, 4.49%, (1 mo. USD LIBOR + 2.75%), 5/15/26	$448	$449,989
Aretec Group, Inc., Term Loan, 6.049%, (1 mo. USD LIBOR + 4.25%), 10/1/25	297	294,460
Focus Financial Partners, LLC, Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 7/3/24	75	75,227
Harbourvest Partners, LLC, Term Loan, 3.99%, (1 mo. USD LIBOR + 2.25%), 3/3/25	43	42,950
Victory Capital Holdings, Inc., Term Loan, 5.349%, (3 mo. USD LIBOR + 3.25%), 7/1/26	108	109,095
Virtus Investment Partners, Inc., Term Loan, 3.944%, (1 mo. USD LIBOR + 2.25%), 6/1/24	591	594,270

		$1,565,991

Food Products — 1.2%
Del Monte Foods, Inc., Term Loan, 5.165%, (3 mo. USD LIBOR + 3.25%), 2/18/21	$345	$308,459
Nomad Foods Europe Midco Limited, Term Loan, 3.99%, (1 mo. USD LIBOR + 2.25%), 5/15/24	300	301,125

		$609,584

Food Service — 2.5%
1011778 B.C. Unlimited Liability Company, Term Loan, 3.549%, (1 mo. USD LIBOR + 1.75%), 11/19/26	$600	$601,496
IRB Holding Corp., Term Loan, 5.216%, (3 mo. USD LIBOR + 3.25%), 2/5/25	318	320,082
Restaurant Technologies, Inc., Term Loan, 5.049%, (1 mo. USD LIBOR + 3.25%), 10/1/25	248	249,356
US Foods, Inc., Term Loan, 3.799%, (1 mo. USD LIBOR + 2.00%), 9/13/26	150	150,450

		$1,321,384

Food/Drug Retailers — 0.3%
Albertsons, LLC, Term Loan, 4.549%, (1 mo. USD LIBOR + 2.75%), 8/17/26	$173	$174,713

Security	Principal Amount (000’s omitted)	Value
Health Care — 10.2%
Alliance Healthcare Services, Inc., Term Loan, 6.299%, (1 mo. USD LIBOR + 4.50%), 10/24/23	$190	$173,850
athenahealth, Inc., Term Loan, 6.401%, (3 mo. USD LIBOR + 4.50%), 2/11/26	149	149,866
Athletico Management, LLC, Term Loan, 5.236%, (1 mo. USD LIBOR + 3.50%), 10/31/25	50	49,624
Avantor, Inc., Term Loan, 4.799%, (1 mo. USD LIBOR + 3.00%), 11/21/24	293	294,530
BioClinica, Inc., Term Loan, 6.063%, (1 mo. USD LIBOR + 4.25%), 10/20/23	195	190,498
Change Healthcare Holdings, LLC, Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 3/1/24	356	357,924
CHG Healthcare Services, Inc., Term Loan, 4.799%, (1 mo. USD LIBOR + 3.00%), 6/7/23	350	352,556
DaVita, Inc., Term Loan, 4.049%, (1 mo. USD LIBOR + 2.25%), 8/12/26	75	75,440
Ensemble RCM, LLC, Term Loan, 5.659%, (3 mo. USD LIBOR + 3.75%), 8/3/26	50	50,280
Envision Healthcare Corporation, Term Loan, 5.549%, (1 mo. USD LIBOR + 3.75%), 10/10/25	495	424,050
Greatbatch, Ltd., Term Loan, 4.22%, (1 mo. USD LIBOR + 2.50%), 10/27/22	344	345,286
Grifols Worldwide Operations USA, Inc., Term Loan, 3.74%, (1 mo. USD LIBOR + 2.00%), 11/15/27	50	50,472
Hanger, Inc., Term Loan, 5.299%, (1 mo. USD LIBOR + 3.50%), 3/6/25	98	98,772
Medical Solutions, LLC, Term Loan, 6.299%, (1 mo. USD LIBOR + 4.50%), 6/14/24	249	248,985
MPH Acquisition Holdings, LLC, Term Loan, 4.695%, (3 mo. USD LIBOR + 2.75%), 6/7/23	362	357,826
National Mentor Holdings, Inc., Term Loan, 5.80%, (1 mo. USD LIBOR + 4.00%), 3/9/26	274	275,903
One Call Corporation, Term Loan, 7.16%, (3 mo. USD LIBOR + 5.25%), 11/25/22	169	157,232
Ortho-Clinical Diagnostics S.A., Term Loan, 5.306%, (3 mo. USD LIBOR + 3.25%), 6/30/25	425	420,915
RadNet, Inc., Term Loan, 5.51%, (3 mo. USD LIBOR + 3.50%), 6/30/23	292	293,924
Select Medical Corporation, Term Loan, 4.58%, (3 mo. USD LIBOR + 2.50%), 3/6/25	322	323,567
Tecomet, Inc., Term Loan, 5/1/24(5)	399	400,286
Verscend Holding Corp., Term Loan, 6.299%, (1 mo. USD LIBOR + 4.50%), 8/27/25	246	248,257

		$5,340,043

Home Furnishings — 0.9%
Serta Simmons Bedding, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 3.50%), 11/8/23	$688	$447,472

Industrial Equipment — 9.5%
Altra Industrial Motion Corp., Term Loan, 3.799%, (1 mo. USD LIBOR + 2.00%), 10/1/25	$67	$66,909
Apex Tool Group, LLC, Term Loan, 7.299%, (1 mo. USD LIBOR + 5.50%), 8/1/24	162	159,641
Carlisle Foodservice Products, Inc., Term Loan, 4.799%, (1 mo. USD LIBOR + 3.00%), 3/20/25	146	144,107
Clark Equipment Company, Term Loan, 3.695%, (3 mo. USD LIBOR + 1.75%), 5/18/24	605	608,904
CPM Holdings, Inc., Term Loan, 5.549%, (1 mo. USD LIBOR + 3.75%), 11/17/25	322	320,613
DexKo Global, Inc., Term Loan, 5.299%, (1 mo. USD LIBOR + 3.50%), 7/24/24	245	244,532
EWT Holdings III Corp., Term Loan, 4.799%, (1 mo. USD LIBOR + 3.00%), 12/20/24	587	590,229
Filtration Group Corporation, Term Loan, 4.799%, (1 mo. USD LIBOR + 3.00%), 3/29/25	496	498,949
Gates Global, LLC, Term Loan, 4.549%, (1 mo. USD LIBOR + 2.75%), 4/1/24	831	833,443
Robertshaw US Holding Corp., Term Loan, 5.063%, (1 mo. USD LIBOR + 3.25%), 2/28/25	418	382,070

Security	Principal Amount (000’s omitted)	Value
Terex Corporation, Term Loan, 4.594%, (2 mo. USD LIBOR + 2.75%), 1/31/24	$819	$824,186
Titan Acquisition Limited, Term Loan, 4.799%, (1 mo. USD LIBOR + 3.00%), 3/28/25	295	290,402

		$4,963,985

Insurance — 5.4%
Alliant Holdings Intermediate, LLC, Term Loan, 4.99%, (1 mo. USD LIBOR + 3.25%), 5/9/25	$249	$249,527
AmWINS Group, Inc., Term Loan, 4.533%, (1 mo. USD LIBOR + 2.75%), 1/25/24	613	618,806
Asurion, LLC:
Term Loan, 4.799%, (1 mo. USD LIBOR + 3.00%), 8/4/22	759	764,393
Term Loan - Second Lien, 8.299%, (1 mo. USD LIBOR + 6.50%), 8/4/25	100	101,475
Hub International Limited, Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), 4/25/25	517	517,569
NFP Corp., Term Loan, 4.799%, (1 mo. USD LIBOR + 3.00%), 1/8/24	298	297,742
USI, Inc., Term Loan, 4.945%, (3 mo. USD LIBOR + 3.00%), 5/16/24	293	293,580

		$2,843,092

Leisure Goods/Activities/Movies — 6.1%
AMC Entertainment Holdings, Inc., Term Loan, 4.80%, (1 mo. USD LIBOR + 3.00%), 4/22/26	$645	$650,608
Bombardier Recreational Products, Inc., Term Loan, 3.799%, (1 mo. USD LIBOR + 2.00%), 5/23/25	639	641,488
Crown Finance US, Inc., Term Loan, 4.049%, (1 mo. USD LIBOR + 2.25%), 2/28/25	389	389,189
Delta 2 (LUX) S.a.r.l., Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 2/1/24	200	201,281
Emerald Expositions Holding, Inc., Term Loan, 4.555%, (1 mo. USD LIBOR + 2.75%), 5/22/24	283	270,549
Match Group, Inc., Term Loan, 4.436%, (3 mo. USD LIBOR + 2.50%), 11/16/22	650	651,219
Travel Leaders Group, LLC, Term Loan, 5.792%, (1 mo. USD LIBOR + 4.00%), 1/25/24	397	399,218

		$3,203,552

Lodging and Casinos — 2.1%
ESH Hospitality, Inc., Term Loan, 3.799%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$380	$383,345
Playa Resorts Holding B.V., Term Loan, 4.55%, (1 mo. USD LIBOR + 2.75%), 4/29/24	220	219,872
RHP Hotel Properties L.P., Term Loan, 3.80%, (1 mo. USD LIBOR + 2.00%), 5/11/24	505	508,222

		$1,111,439

Publishing — 2.0%
Getty Images, Inc., Term Loan, 6.313%, (1 mo. USD LIBOR + 4.50%), 2/19/26	$272	$273,441
Harland Clarke Holdings Corp., Term Loan, 6.695%, (3 mo. USD LIBOR + 4.75%), 11/3/23	176	137,360
LSC Communications, Inc., Term Loan, 7.124%, (1 week USD LIBOR + 5.50%), 9/30/22	142	91,539
ProQuest, LLC, Term Loan, 5.299%, (1 mo. USD LIBOR + 3.50%), 10/23/26	525	525,984

		$1,028,324

Radio and Television — 3.3%
Diamond Sports Group, LLC, Term Loan, 5.03%, (1 mo. USD LIBOR + 3.25%), 8/24/26	$249	$249,375
Entercom Media Corp., Term Loan, 4.305%, (1 mo. USD LIBOR + 2.50%), 11/18/24	350	353,500
Gray Television, Inc., Term Loan, 1/2/26(5)	323	324,916
iHeartCommunications, Inc., Term Loan, 5.691%, (1 mo. USD LIBOR + 4.00%), 5/1/26	436	440,444
Mission Broadcasting, Inc., Term Loan, 3.941%, (1 mo. USD LIBOR + 2.25%), 1/17/24	38	37,713
Nexstar Broadcasting, Inc., Term Loan, 4.055%, (1 mo. USD LIBOR + 2.25%), 1/17/24	189	189,796
Terrier Media Buyer, Inc., Term Loan, 6.148%, (3 mo. USD LIBOR + 4.25%), 12/17/26	125	126,406

		$1,722,150

Security	Principal Amount (000’s omitted)	Value
Rail Industries — 0.2%
Genesee & Wyoming, Inc., Term Loan, 3.906%, (3 mo. USD LIBOR + 2.00%), 12/30/26	$75	$75,820

Retailers (Except Food and Drug) — 2.6%
Bass Pro Group, LLC, Term Loan, 6.799%, (1 mo. USD LIBOR + 5.00%), 9/25/24	$245	$244,436
BJ’s Wholesale Club, Inc., Term Loan, 4.491%, (1 mo. USD LIBOR + 2.75%), 2/3/24	432	435,409
Coinamatic Canada, Inc., Term Loan, 5.049%, (1 mo. USD LIBOR + 3.25%), 5/14/22	33	32,613
Hoya Midco, LLC, Term Loan, 5.299%, (1 mo. USD LIBOR + 3.50%), 6/30/24	195	194,879
LSF9 Atlantis Holdings, LLC, Term Loan, 7.736%, (1 mo. USD LIBOR + 6.00%), 5/1/23	141	130,957
PetSmart, Inc., Term Loan, 5.74%, (1 mo. USD LIBOR + 4.00%), 3/11/22	300	297,500

		$1,335,794

Steel — 2.5%
GrafTech Finance, Inc., Term Loan, 5.299%, (1 mo. USD LIBOR + 3.50%), 2/12/25	$178	$178,021
Phoenix Services International, LLC, Term Loan, 5.495%, (1 mo. USD LIBOR + 3.75%), 3/1/25	246	232,730
Zekelman Industries, Inc., Term Loan, 4.035%, (1 mo. USD LIBOR + 2.25%), 6/14/21	870	872,643

		$1,283,394

Surface Transport — 0.6%
Agro Merchants NAI Holdings, LLC, Term Loan, 5.695%, (3 mo. USD LIBOR + 3.75%), 12/6/24	$298	$294,808

Telecommunications — 9.0%
CenturyLink, Inc., Term Loan, 4.549, (1 mo. USD LIBOR + 2.75%), 1/31/25	$835	$839,129
Colorado Buyer, Inc., Term Loan, 4.74%, (1 mo. USD LIBOR + 3.00%), 5/1/24	394	350,294
Digicel International Finance Limited, Term Loan, 5.34%, (6 mo. USD LIBOR + 3.25%), 5/28/24	245	219,965
Intelsat Jackson Holdings S.A., Term Loan, 5.682%, (6 mo. USD LIBOR + 3.75%), 11/27/23	574	575,865
Level 3 Financing, Inc., Term Loan, 3.549%, (1 mo. USD LIBOR + 1.75%), 3/1/27	439	441,176
Plantronics, Inc., Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 7/2/25	391	383,637
SBA Senior Finance II, LLC, Term Loan, 3.55%, (1 mo. USD LIBOR + 1.75%), 4/11/25	685	688,130
Sprint Communications, Inc., Term Loan, 4.813%, (1 mo. USD LIBOR + 3.00%), 2/2/24	891	889,876
Syniverse Holdings, Inc., Term Loan, 6.846%, (2 mo. USD LIBOR + 5.00%), 3/9/23	246	228,841
Telesat Canada, Term Loan, 4.63%, (3 mo. USD LIBOR + 2.75%), 12/7/26	100	100,750

		$4,717,663

Total Senior Floating Rate Loans (identified cost $59,365,653)		$58,653,711

Total Investments — 118.0% (identified cost $62,333,315)		$61,714,589

Note Payable — (25.8%)		$(13,500,000)

Other Assets less Liabilities, — 7.8%		$4,076,822

Net Assets — 100.0%		$52,291,411

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

Notes to Schedule of Investments

(1)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $1,353,394, which represents 2.6% of the net assets of the Fund as of December 31, 2019.

(2)	Amount is less than 0.05%.

(3)

Remaining maturities of senior floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Senior floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2019. Senior floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a senior floating rate loan.

(4)

The stated interest rate represents the weighted average interest rate at December 31, 2019 of contracts within the loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after December 31, 2019, at which time the interest rate will be determined.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

USD	-	United States Dollar

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the Fund’s holdings as of December 31, 2019, based on the inputs used to value them:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$2,192,741	$—	$2,192,741
Exchange-Traded Funds	868,137	—	—	868,137
Senior Floating Rate Loans	—	58,653,711	—	58,653,711
Total Investments	$868,137	$60,846,452	$—	$61,714,589

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.